Prime Shares | BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Fund Overview Key Facts about BlackRock Intermediate Municipal Fund
Investment Objective
The investment objective of the BlackRock Intermediate Municipal Fund (the "Fund") is to provide shareholders with a high level of income exempt from Federal income taxes.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Investor A1 Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Prime Shares BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust Investor A1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		1.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	[1]	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A1 Shares made within one year after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Prime Shares BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust Investor A1 Shares
Management Fee	[1]	0.55%
Distribution and/or Service (12b-1) Fees		0.10%
Other Expenses		0.17%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses	[2]	0.83%
Fee Waivers and/or Expense Reimbursements	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.78%
[1]	As described in the "Management of the Fund" section of the Fund's prospectus on page 21, BlackRock Advisors, LLC has contractually agreed to waive 0.05% of its management fee until October 1, 2012. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses and the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets given in the Fund's annual report, which does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Prime Shares BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust Investor A1 Shares	179	357	551	1,110

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in a portfolio of investment grade municipal bonds. These may be obligations of a variety of issuers including states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. The Fund may invest in either fixed rate or variable rate obligations. Under normal circumstances, at least 80% of the Fund's assets will be invested in investment grade municipal bonds. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years; however, there is no limit on the remaining maturity of each individual municipal bond investment by the Fund.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

■	Prepayment and Extension Risk — When interest rates fall, an issuer may redeem a security with call features by repaying it early, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

■	Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

■	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund's principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Performance Information
The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to those of the S&P/Investortools Main Municipal Bond Index and the S&P/Investortools Intermediate Municipal Bond Index, which are relevant to the Fund because they have characteristics similar to the Fund's investment strategies. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A1 Shares ANNUAL TOTAL RETURNS BlackRock Intermediate Municipal Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 7.05% (quarter ended September 30, 2009) and the lowest return for a quarter was −4.21% (quarter ended December 31, 2010). The year-to-date return as of June 30, 2011 was 4.60%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Prime Shares BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust	1 Year	5 Years	10 Years
Investor A1 Shares	2.57%	3.64%	4.04%
Investor A1 Shares Return After Taxes on Distributions	2.57%	3.64%	3.96%
Investor A1 Shares Return After Taxes on Distributions and Sale of Fund Shares	2.99%	3.65%	3.98%
S&P/Investortools Main Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	2.45%	3.83%	4.82%
S&P/Investortools Intermediate Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	3.61%	4.82%	5.10%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.